Share-Based Compensation - Significant Assumptions and ESPP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under employee stock purchase plans (in shares)	14,568
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 6 months
Original contract term	6 years
Expected volatility rate	27.00%	38.10%
Expected dividend rate	1.31%	0.00%
Risk-free rate	4.61%	3.29%
Share-based compensation costs	$ 405,727	$ 422,936
Options | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation vesting period	3 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation vesting period	3 years
Discount percentage to share price	15.00%
Share-based compensation costs	$ 62,261	$ 41,588